Debt (Tables) - Benson Hill, Inc	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of debt

	June 30,	December 31,
	2021	2020
DDB Term loan, due April 2024	$8,984	$9,916
DDB Equipment loan, due April 2024	2,275	2,625
Notes Payable, due May 2024	19,300	19,768
Notes payable, varying maturities through June 2026	354	356
DDB Revolver	2,970	—
Less: unamortized debt discount and debt issuance costs	(2,050)	(2,855)
	31,833	29,810
Less: DDB Revolver	(2,970)	—
Less: current maturities of long-term debt	(7,767)	(5,466)
Long-term debt	$21,096	$24,344

	December 31,
Debt	2020	2019
DDB Term loan, due April 2024	$9,916	$13,169
DDB Equipment loan, due April 2024	2,625	3,325
Notes Payable, due May 2024	19,768	—
Notes payable, varying maturities through June 2026	356	—
Less: unamortized debt discount and debt issuance costs	(2,855)	(204)
	29,810	16,290
Less current maturities of long-term debt	(5,466)	(2,363)
Long-term debt	$24,344	$13,927

Schedule of contractual maturities of debt	The contractual maturities of debt as of December 31, 2020 are as follows:

Amount
Year ending December 31:
2021	$5,471
2022	8,147
2023	8,975
2024	10,051
2025	16
Thereafter	5
$32,665